Label	Element	Value
YCG Enhanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YCG ENHANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The YCG Enhanced Fund (the “Fund”) seeks to maximize long-term capital appreciation consistent with reasonable investment risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities without regard to market capitalization that the Adviser believes will produce high, risk-adjusted, forward rates of return (i.e., the long-term annualized return that the Adviser believes a given security can achieve when purchased at the current market price). The Adviser believes the key is to invest in businesses that can compound capital at high rates of return for long periods of time. Businesses with this capability are extremely rare because competition and innovation drive down real pricing to the cost of capital, leaving little excess returns for investors. Therefore, the Adviser pays particular attention to identifying businesses with enduring pricing power, which the Adviser views as the single most important characteristic on which to focus.

The Adviser utilizes a proprietary framework to identify these rare businesses, which tend to possess the following characteristics:

Global Champions
•Deeply entrenched in the economic system
•Globally-networked brand or service
•Geographically-diverse revenue streams
•High market share
Enduring Pricing Power
•Ability to charge a large premium for products or services that are virtually identical to those of their competitors and maintain or grow that premium for decades while maintaining volume growth
•Capability to overcome deflationary pricing that comes as a result of competition and innovation
•Prefer global network economics where the value scales exponentially as the network grows
•More immune to disruption due to slow changing industry and/or difficult to replicate competitive advantages
Long-Term Volume Growth Opportunities
•Long runway of reinvestment at high rates of return
•Benefits from the growth in the global middle and upper classes
•Benefits from urbanization
•Pricing power combined with volume growth means they will be indexed to GDP growth or better
Ownership-Minded Management Team
•High family, founder, or other insider ownership
•History of treating minority owners fairly
•History of wise capital allocation decisions
•Proven track record of ignoring short-term Wall Street pressures
•Focus on aligning employee incentives with owners (principal-agent problem)
Conservatively Capitalized
•Can survive or even thrive in a deep recession
•Possess financial flexibility to fend off new and existing competitors
•Prefer businesses with high returns on tangible assets (thus not requiring leverage)

The Adviser then strives to construct a portfolio of these sustainably high returning businesses that the Adviser believes is both attractively priced and diversified across multiple dimensions including macroeconomic sensitivity, product category, and geography. The Adviser hopes to benefit from the superior economics of these businesses for many years to come.

Portfolio Construction

The Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund is non-diversified and will hold fewer stocks than the typical stock mutual fund. The Adviser may invest more in its top choices than in investments it thinks are less attractive. At times, depending on market and other conditions, and in the sole discretion of the Adviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between 15 to 50 securities, not including options.

The Adviser may buy companies of any size market capitalization. If all else is equal, it prefers larger companies to smaller companies with regards to market capitalization.

The Adviser seeks to enhance the Fund's returns primarily through the sale of cash secured puts and covered calls. Thus, the Fund may write options on a portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. While the Adviser seeks to augment returns primarily through the sale of puts and covered calls, this “option enhancement” component may involve additional options strategies.

The Fund may invest up to 50% of its assets in foreign equity securities, including securities of companies located in emerging markets. The Adviser defines foreign equity securities as equity securities of issuers listed on non-U.S. exchanges. This 50% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”) or any security of a foreign company that is listed and trades on a U.S. exchange. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of November 30, 2024, 32.6% of the Fund’s net assets were invested in securities of issuers within the financial services sector.

The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, debt securities below investment grade (high yield or junk bonds), and foreign debt securities. The Fund may invest up to 20% of its assets in such debt securities, all of which may be in “junk” bonds, i.e., debt securities that are not investment grade securities. These types of bonds carry greater risk.

The Adviser generally sells securities of companies when the expected rate of return becomes inadequate, or if it believes there are better investment opportunities available, or if the securities no longer meet its investment criteria. The Adviser may write call options on specific stocks to exit a position or decrease its size. The Adviser will only write call options if it is willing to sell the stock at the exercise price.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 50% of its assets in foreign equity securities, including securities of companies located in emerging markets. The Adviser defines foreign equity securities as equity securities of issuers listed on non-U.S. exchanges. This 50% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”) or any security of a foreign company that is listed and trades on a U.S. exchange. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of November 30, 2024, 32.6% of the Fund’s net assets were invested in securities of issuers within the financial services sector.The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, debt securities below investment grade (high yield or junk bonds), and foreign debt securities. The Fund may invest up to 20% of its assets in such debt securities, all of which may be in “junk” bonds, i.e., debt securities that are not investment grade securities. These types of bonds carry greater risk.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund and the variability of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, and since the Fund’s inception compare with those of broad measures of market performance. Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. It may perform better or worse in the future. Updated performance information is available on the Fund’s website at http://www.ycgfunds.com or by calling 855-444-YCGF (9243).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund and the variability of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, and since the Fund’s inception compare with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-444-YCGF (9243)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ycgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. It may perform better or worse in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter		Worst Quarter
Q2 2020	18.43%	Q1 2020	-20.78%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
YCG Enhanced Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: The Fund is non-diversified. As such, it will likely invest a greater percentage of its assets in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
YCG Enhanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
YCG Enhanced Fund | Stock Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. Your investment in the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of your investment. Your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. A rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, tensions or open conflict between and among nations, such as between Russia and Ukraine, and Israel and Hamas in the Middle East, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests. Additionally, securities in the Fund’s portfolio may underperform due to volatility in the banking sector, including bank failures, inflation (or expectations for inflation), increasing interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.
The occurrence of such events may result in market volatility and may have long-term negative effects on both the U.S. and global financial markets.

YCG Enhanced Fund | Equity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions, such as domestic economic growth and market conditions, interest rate levels and political events. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock. In addition, the Fund’s portfolio is subject to the risks associated with growth stocks. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.
YCG Enhanced Fund | Stock Selection Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.

YCG Enhanced Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Emphasis Risk: The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Financial Services Sector Risk: Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect the sector or one or more industries within the sector; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.

YCG Enhanced Fund | Sector Emphasis Risk, Financial Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Financial Services Sector Risk: Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect the sector or one or more industries within the sector; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.

YCG Enhanced Fund | Foreign And Emerging Markets Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers' limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.
YCG Enhanced Fund | ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ADRs Risk: ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

YCG Enhanced Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise and vice-versa. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Interest rate risk is the risk that debt securities in the Fund’s portfolio will decline in value because of increases in market interest rates. This risk may be particularly acute as interest rates rise after a period of historically low interest rates. A rising interest rate environment may cause investors to move out of bonds and other debt securities on a large scale, which could adversely affect the price and liquidity of such securities. Changes in government monetary policy, especially during periods of high inflation, may affect interest rates. Such changes may be sudden, which can cause bond and other debt securities and related markets to experience heightened levels of interest rate volatility and liquidity risk.
YCG Enhanced Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Credit Risk: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security. During time periods characterized by recessionary market pressures such as inflationary price movements, rising interest rates, bank failures and other negative market stresses, credit risk increases.

YCG Enhanced Fund | Junk Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Junk Bond Risk: Junk bonds are debt securities that have credit ratings below investment grade. Almost all debt securities have interest rate and credit risk. Junk bonds generally carry a higher level of both interest rate and credit risk than debt securities that are investment grade.

YCG Enhanced Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market.
YCG Enhanced Fund | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund may invest in derivatives, such as option contracts, as a principal investment strategy. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may increase or decrease. Adverse movements in the value of the underlying asset can expose the Fund to losses. In addition, risks in the use of derivatives include:
•an imperfect correlation between the price of derivatives and the movement of the securities prices or interest rates;
•the possible absence of a liquid secondary market for any particular derivative at any time;
•the potential loss if the counterparty to the transaction does not perform as promised;
•the possible need to defer closing out certain positions to avoid adverse tax consequences, as well as the possibility that derivative transactions may result in acceleration of gain, deferral of losses or a change in the character of gain realized;
•the risk that the financial intermediary “manufacturing” the over the counter derivative, being the most active market maker and offering the best price for repurchase, will not continue to create a credible market in the derivative;
•because certain derivatives are “manufactured” by financial institutions, the risk that the Fund may develop a substantial exposure to financial institution counterparties; and
•the risk that a full and complete appreciation of the complexity of derivatives and how future value is affected by various factors including changing interest rates and credit quality is not attained.

There is no guarantee that derivatives will provide successful results and any success in their use depends on a variety of factors including the ability of the Adviser to predict correctly the direction of interest rates, securities prices, and other factors.

YCG Enhanced Fund | Risks From Writing Call Options Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risks from Writing Call Options: When the Fund writes call options on its portfolio securities, it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

YCG Enhanced Fund | Risks From Writing Put Options Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risks from Writing Put Options: If the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value.

YCG Enhanced Fund | Risks Of Investment In Small-Cap Companies Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risks of Investment in Small-Cap Companies: The Fund may invest in smaller capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small and micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established.

The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

YCG Enhanced Fund | Risks Of Investment In Medium-Cap Companies Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risks of Investment in Medium-Cap Companies: The Fund may invest in medium capitalization companies. Securities of medium capitalization companies tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

YCG Enhanced Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Liquidity risk is the risk that, due to certain investments trading in lower volumes or to market and economic conditions, the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. See “Interest Rate Risk,” “Foreign and Emerging Markets Securities Risk,” and “Risks of Investments in Small-Cap Companies” for additional discussion on certain liquidity risks. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
YCG Enhanced Fund | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Investing Risk: Value investing risk is the risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the Adviser believes are their full value.

YCG Enhanced Fund | Tax Law Change Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Internal Revenue Code (some of which are set to expire at the end of 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

YCG Enhanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	14.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
YCG Enhanced Fund | S&P Global BMI Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Global BMI Total Return Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.75%
5 Years	rr_AverageAnnualReturnYear05	9.94%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
YCG Enhanced Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YCGEX
Redemption Fee (as a percentage of Amount Redeemed)	ck0001558372_RedemptionFeeAsAPercentageOfAmountRedeemed	2.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Fee Recoupment	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,433
Annual Return 2015	rr_AnnualReturn2015	3.88%
Annual Return 2016	rr_AnnualReturn2016	5.84%
Annual Return 2017	rr_AnnualReturn2017	22.79%
Annual Return 2018	rr_AnnualReturn2018	(3.21%)
Annual Return 2019	rr_AnnualReturn2019	41.20%
Annual Return 2020	rr_AnnualReturn2020	17.27%
Annual Return 2021	rr_AnnualReturn2021	27.14%
Annual Return 2022	rr_AnnualReturn2022	(22.38%)
Annual Return 2023	rr_AnnualReturn2023	30.16%
Annual Return 2024	rr_AnnualReturn2024	12.00%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.00%
5 Years	rr_AverageAnnualReturnYear05	11.03%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
YCG Enhanced Fund | Class R Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05	10.21%
10 Years	rr_AverageAnnualReturnYear10	11.25%
Since Inception	rr_AverageAnnualReturnSinceInception	12.27%
YCG Enhanced Fund | Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.91%
5 Years	rr_AverageAnnualReturnYear05	8.69%
10 Years	rr_AverageAnnualReturnYear10	9.82%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%

[1]	Pursuant to the Expense Limitation Agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and dividend expenses on securities sold short and extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.39%. In addition to the lifetime limit, the Adviser has agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses to do not exceed 1.19% at least through April 1, 2026, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees with 60 days’ notice. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than thirty-six months following the month in which the reimbursement occurred, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account.